CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,405,903)		$ (3,586,390)
Changes in assets and liabilities:
Net cash (used in) operating activities	(443,033)		(268,460)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities			(115,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Stock issuance costs for Series E convertible preferred stock			(372,750)
Net cash provided by financing activities			116,302,623
Cash - Beginning of period	1,034,163
Cash - End of period	591,130		1,034,163	$ 1,034,163
Q S I Operations Inc
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(11,779,000)	$ (10,314,000)		(36,613,000)	$ (35,792,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	213,000	229,000		894,000	780,000
Loss on disposal of fixed assets		2,000		2,000	1,000
Stock-based compensation expense	457,000	642,000		1,924,000	2,715,000
Changes in assets and liabilities:
Prepaid expenses and other current assets	(2,527,000)	(99,000)		(238,000)	234,000
Due from related parties	144,000	(154,000)		226,000	591,000
Other assets - related party		150,000		256,000	(41,000)
Accounts payable	737,000	1,359,000		552,000	164,000
Due to related parties	507,000	119,000		(16,000)	(434,000)
Accrued expenses and other current liabilities	1,512,000	(111,000)		440,000	574,000
Net cash (used in) operating activities	(10,736,000)	(8,177,000)		(32,573,000)	(30,708,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(500,000)	(262,000)		(461,000)	(1,241,000)
Net cash used in investing activities	(500,000)	(262,000)		(461,000)	(1,241,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	999,000	18,000		63,000	116,000
Proceeds from issuance of Series E convertible preferred stock		10,310,000		35,311,000	18,177,000
Stock issuance costs for Series E convertible preferred stock	(4,000)	(22,000)		(52,000)	(51,000)
Principal payments under capital lease obligations	(15,000)	(16,000)		(57,000)	(25,000)
Net cash provided by financing activities	980,000	10,290,000		37,014,000	18,217,000
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(10,256,000)	1,851,000		3,980,000	(13,732,000)
Cash - Beginning of period	36,910,000	32,930,000		32,930,000	46,662,000
Cash - End of period	26,654,000	34,781,000	$ 36,910,000	36,910,000	32,930,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash received from exchange of research and development tax credits	377,000				352,000
SUPPLEMENTAL DISCLOSURE OF NONCASH INFORMATION:
Noncash acquisition of property and equipment	86,000	55,000		30,000	260,000
Forgiveness of related party promissory notes	$ 150,000	$ 20,000		$ 20,000	$ 50,000